UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

April 1, 2020 to April 30, 2020.

Commission File Number of issuing entity: 333-218098-01

Central Index Key Number of issuing entity: 0001174821

CHASE ISSUANCE TRUST

(Issuing Entity of the Notes)

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-218098

Central Index Key Number of depositor: 0001658982

CHASE CARD FUNDING LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0000869090

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION

(Exact name of sponsor as specified in its charter)

Patricia M. Garvey

Chase Card Funding LLC

201 North Walnut Street

Wilmington, Delaware 19801

302-282-6545

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation

or organization of the issuing entity)

N.A.

(I.R.S. Employer Identification No. of the issuing entity)

N.A.

(I.R.S. Employer Identification No. of the depositor)

13-4994650

(I.R.S. Employer Identification No. of the sponsor)

CHASE ISSUANCE TRUST c/o Chase Card Funding LLC 201 North Walnut Street Wilmington, Delaware	19801
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 282-6545

(Telephone number, including area code)

N.A.

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
CHASEseries Class A Notes	☐	☐	☒

CHASEseries Class B Notes	☐	☐	☒

CHASEseries Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.     Yes  ☒    No  ☐.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The information required by Items 1121(a) and 1121(b) of Regulation AB is provided in the distribution reports attached hereto as Exhibits 99.1, 99.2, and 99.3.

With respect to the information required by Item 1121(c) of Regulation AB, JPMorgan Chase Bank, National Association (CIK number 0000869090) has no repurchase activity to report for the monthly distribution period from April 1, 2020 to April 30, 2020 (the “Monthly Distribution Period”) for Chase Issuance Trust.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Except for the section that follows entitled “Litigation Regarding the Indenture Trustee,” the most current information or update to this item, as of the end of the Monthly Distribution Period to which this report relates, was previously reported by Chase Issuance Trust (CIK number 0001174821, SEC File Number 333-218098-01). See report on Form 10-K dated March 30, 2020 filed on March 30, 2020.

Litigation Regarding the Indenture Trustee

Beginning on June 18, 2014, a group of institutional investors filed civil complaints in the Supreme Court of the State of New York, New York County, and later the U.S. District Court for the Southern District of New York, against Wells Fargo Bank, National Association (“Wells Fargo Bank”) in its capacity as trustee for certain residential mortgage backed securities (“RMBS”) trusts. The complaints against Wells Fargo Bank alleged that the trustee caused losses to investors and asserted causes of action based upon, among other things, the trustee’s alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought included money damages in an unspecified amount, reimbursement of expenses, and equitable relief. In November 2018, Wells Fargo Bank reached an agreement, in which it denied any wrongdoing, to resolve such claims on a classwide basis for the 271 RMBS trusts at issue. On May 6, 2019, the court entered an order approving the settlement agreement. Separate lawsuits against Wells Fargo Bank making similar allegations filed by certain other institutional investors concerning several RMBS trusts in New York federal and state court are not covered by the settlement agreement.

In addition to the foregoing cases, in August 2014 and August 2015 Nomura Credit & Capital Inc. (“Nomura”) and Natixis Real Estate Holdings, LLC (“Natixis”) filed a total of seven third-party complaints against Wells Fargo Bank in New York state court. In the underlying first-party actions, Nomura and Natixis have been sued for alleged breaches of representations and warranties made in connection with residential mortgage-backed securities sponsored by them. In the third-party actions, Nomura and Natixis allege that Wells Fargo Bank, as master servicer, primary servicer or securities administrator, failed to notify Nomura and Natixis of their own breaches, failed to properly oversee the primary servicers, and failed to adhere to accepted servicing practices. Natixis additionally alleges that Wells Fargo Bank failed to perform default oversight duties. Wells Fargo Bank has asserted counterclaims alleging that Nomura and Natixis failed to provide Wells Fargo Bank notice of their representation and warranty breaches.

With respect to each of the foregoing litigations, Wells Fargo Bank believes plaintiffs’ claims are without merit and intends to contest the claims vigorously, but there can be no assurances as to the outcome of the litigations or the possible impact of the litigations on Wells Fargo Bank or the related RMBS trusts.

Item 7. Change in Sponsor Interest in the Securities.

The information required by Item 1124 of Regulation AB is provided in Item 12 of the distribution report attached hereto as Exhibit 99.2. $750,000,000 of Class B(2015-1) notes and $750,000,000 of Class C(2015-1) notes matured during the Monthly Distribution Period.

Item 9. Other Information.

See report on Form 8-K dated May 15, 2020 filed on May 15, 2020 by Chase Issuance Trust for information on the impacts of the COVID-19 pandemic and the payment assistance program developed in response thereto by JPMorgan Chase Bank, National Association, in its capacity as the servicer of the Chase Issuance Trust.

Item 10. Exhibits.

Exhibit No.	Description
99.1	Monthly Information Officer’s Certificate

99.2	Asset Pool One Monthly Servicer’s Certificate

99.3	CHASEseries Monthly Noteholders’ Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHASE ISSUANCE TRUST
(Issuing entity)
Date: May 15, 2020	By:	JPMORGAN CHASE BANK, NATIONAL ASSOCIATION,
as Servicer
/s/ Patricia M. Garvey
Name: Patricia M. Garvey
Title: Executive Director